FAIR VALUE MEASUREMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Intangible Assets, Net (Excluding Goodwill)		$ 0	$ 10,263,941
Goodwill		0	108,940,433	$ 221,337,157
Impairment loss of intangible assets	$ 1,236,208	8,637,214	19,765,615	0
Goodwill, Impairment Loss	72,580,644	115,178,704	147,018,425	$ 0
Long-term investment		0	768,486
Cost-method Investments, Other than Temporary Impairment		723,139
Cost Method Investments		0	768,486
CCLG [Member]
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Equity Method Investment, Summarized Financial Information, Equity Excluding Noncontrolling Interests		773,327
Equity Method Investment, Summarized Financial Information, Net Income (Loss)		381,022	1,296,356
Cost-method Investments, Other than Temporary Impairment		723,139
Cost Method Investments		0
Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Intangible Assets, Net (Excluding Goodwill)	9,409,198	406,021	12,059,174
Goodwill	$ 34,535,651	0	$ 108,940,433
Long-term investment		$ 0